CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation of Cash, Cash Equivalents and Restricted Cash ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	¥ 5,715,676	$ 841,828	¥ 5,768,186		¥ 15,694,045
Restricted cash	38,813,084	5,716,549	27,577,671		18,672,032
Total cash, cash equivalents and restricted cash in the statements of cash flows	¥ 44,528,760	$ 6,558,377	¥ 33,345,857	$ 4,911,314	¥ 34,366,077	¥ 30,539,686